December 26, 2006


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment
Management

RE: BlackRock California Municipal
Series Trust Post-Effective Amendment
No. 26 to the Registration Statement
on Form N-1A (Securities Act File
No. 2-96581, Investment Company
Act File No. 811-04264)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under
the Securities Act of 1933, as amended
(the "1933 Act"),Merrill Lynch California
 Municipal Series Trust
hereby certifies that:

(1)	the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to Rule
497(c) under the 1933 Act would not have differed from that contained in
Post-Effective Amendment No. 26 to the
Fund's Registration Statement on Form
N-1A; and

(2)	the text of Post-Effective Amendment
No. 26 to the Fund's registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 26, 2006.

Sincerely,
BlackRock California Municipal Series
Trust

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund